UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 9/30/09.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		9/30/09

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  65,201 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

AES Corp                       COM     00130H105     1494  100840SH              Sole              100840
AT&T Corporation               COM     00206R102     1844   68255SH              Sole               68255
Anadarko Petroleum             COM     032511107     1575   25110SH              Sole               25110
Apple Computer                 COM     037833100     3607   19459SH              Sole               19459
Chevron Corp                   COM      166764100     339    4808SH              Sole                4808
Coca-Cola Co                   COM      191216100     599   11154SH              Sole               11154
Colgate-Palmolive              COM      194162103     266    3485SH              Sole                3485
Deerfield Capital Corporation  COM      244331104     174   25000SH              Sole               25000
Ennis Inc                      COM      293389102     546   33861SH              Sole               33861
Exxon Mobil                    COM     30231G102     1155   16837SH              Sole               16837
Flowserve Corp                 COM     34354P105     1590   16140SH              Sole               16140
Franklin Resources             COM      354613101    1585   15755SH              Sole               15755
Freeport McMoRan Copper & Gold COM     35671D857     1616   23560SH              Sole               23560
Gabriel Resources              COM      361970106      57   28500SH              Sole               28500
General Mills                  COM      370334104    1985   30825SH              Sole               30825
Gilead Sciences                COM      375558103    2447   52622SH              Sole               52622
Goldman Sachs Group            COM     38141G104     2156   11695SH              Sole               11695
Google Inc Class A             COM     38259P508     1607    3240SH              Sole                3240
H J Heinz                      COM      423074103    1418   35680SH              Sole               35680
International Business Machine COM      459200101    2777   23221SH              Sole               23221
Johnson & Johnson              COM      478160104     912   14984SH              Sole               14984
Joy Global                     COM      481165108    2139   43715SH              Sole               43715
Lowes Companies                COM      548661107    2518  120230SH              Sole              120230
McDonalds Corp                 COM      580135101     203    3550SH              Sole                3550
Medco Health Solutions Inc     COM     58405U102     2424   43830SH              Sole               43830
Mylan Labs Inc                 COM      628530107    1786  111530SH              Sole              111530
NII Holdings                   COM     62913F201     1540   51220SH              Sole               51220
Netflix                        COM     64110L106     1498   32455SH              Sole               32455
Oracle Systems                 COM     68389X105     1795   86116SH              Sole               86116
O'Reilly Automotive            COM      686091109    1242   34380SH              Sole               34380
Patriot Scientific Corp        COM     70336N107        3   10000SH              Sole               10000
PepsiCo Inc                    COM      713448108    2289   39019SH              Sole               39019
Procter & Gamble               COM      742718109     323    5570SH              Sole                5570
QUALCOMM Inc                   COM      747525103    1357   30175SH              Sole               30175
Rambus Inc                     COM      750917106    2052  117930SH              Sole              117930
Rick's Cabaret                 COM      765641303     172   20000SH              Sole               20000
Schlumberger                   COM      806857108    1256   21074SH              Sole               21074
Sybase Inc                     COM      871130100    1643   42230SH              Sole               42230
Target Corporation             COM     87612E106     1455   31160SH              Sole               31160
Thermo Fisher                  COM      883556102    1440   32980SH              Sole               32980
Travelers Group                COM     89417E109     1768   35910SH              Sole               35910
United Technologies            COM      913017109    1970   32330SH              Sole               32330
Walgreen                       COM      931422109    1952   52100SH              Sole               52100
WebMediaBrands Inc             COM     94770W100     2398 3331153SH              Sole             3331153
Wyeth                          COM      983024100     229    4724SH              Sole                4724